Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current
Non-trade accounts receivable	$ 9,802	$ 12,832
Vessels and equipment (note 8)
Accumulated depreciation on vessels and equipment	223,643	200,708
Accumulated depreciation on vessels under capital leases	189,134	172,113
Current
Accounts payable owing to related parties	275	567
Accrued liabilities owing to related parties	$ 3,316	$ 3,020